REGULATORY MATTERS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
REGULATORY MATTERS [Abstract]
Net reserve requirement	$ 171	$ 237
The maximum percentage of the Savings Bank's capital surplus allowed for secured loan borrowings	10.00%
Surplus funds not available for dividend purposes	$ 3,400